Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 29, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Government Obligations Fund | SEL
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRTXX
Federated Hermes Government Obligations Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOIXX
Federated Hermes Government Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOSXX
Federated Hermes Government Obligations Fund | ADM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOEXX
Federated Hermes Government Obligations Fund | CII
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFYXX
Federated Hermes Government Obligations Fund | CS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFSXX
Federated Hermes Government Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCXX
Federated Hermes Government Obligations Fund | TR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GORXX
Federated Hermes Government Obligations Fund | PRM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOFXX
Federated Hermes Government Obligations Fund | AVR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOVXX
Federated Hermes Government Obligations Fund | SDG
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPHXX